Significant Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Principles of Consolidation	Principles of Consolidation The consolidated financial statements include our wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.